Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

April 30, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 98.9%

Communication Services - 4.0%
Alphabet, Inc. Class A*	5,287	$860,618
Live Nation Entertainment, Inc.*	9,341	830,508
Meta Platforms, Inc. Class A	1,715	737,741
Netflix, Inc.*	1,490	820,454
Trade Desk, Inc. (The) Class A*	10,614	879,370
Total Communication Services		4,128,691

Consumer Discretionary - 8.9%
Airbnb, Inc. Class A*	5,276	836,615
Chipotle Mexican Grill, Inc.*	286	903,645
DR Horton, Inc.	5,775	822,880
Expedia Group, Inc.*	6,279	845,342
Garmin Ltd.	5,859	846,450
Lennar Corp. Class A	5,451	826,481
MercadoLibre, Inc. (Brazil)*	604	881,055
NVR, Inc.*	106	788,518
Ross Stores, Inc.	6,176	800,101
Royal Caribbean Cruises Ltd.*	6,260	874,084
TJX Cos., Inc. (The)	8,782	826,298
Total Consumer Discretionary		9,251,469

Consumer Staples - 0.8%
Costco Wholesale Corp.	1,155	834,949

Energy - 10.0%
ConocoPhillips	6,388	802,461
Coterra Energy, Inc.	29,571	809,062
Diamondback Energy, Inc.	4,078	820,208
Enterprise Products Partners LP	28,490	799,999
EOG Resources, Inc.	6,170	815,242
Halliburton Co.	21,338	799,535
Hess Corp.	5,288	832,807
Marathon Petroleum Corp.	4,167	757,227
ONEOK, Inc.	10,339	818,022
Phillips 66	5,261	753,428
Pioneer Natural Resources Co.	3,021	813,616
Schlumberger NV	16,688	792,346
Valero Energy Corp.	4,980	796,153
Total Energy		10,410,106

Financials - 22.7%
American Express Co.	3,546	829,870
Ameriprise Financial, Inc.	1,961	807,520
Apollo Global Management, Inc.	7,470	809,599
Arch Capital Group Ltd.*	8,803	823,433
Berkshire Hathaway, Inc. Class B*	2,021	801,791
Block, Inc.*	11,539	842,347
Brown & Brown, Inc.	10,015	816,623
Chubb Ltd.	3,285	816,782
Cincinnati Financial Corp.	6,830	790,163
CME Group, Inc.	3,834	803,760
Corpay, Inc.*	2,746	829,676
Discover Financial Services	6,522	826,533
Hartford Financial Services Group, Inc. (The)	8,277	801,959
Huntington Bancshares, Inc.	61,065	822,546
Interactive Brokers Group, Inc. Class A	7,304	840,836
KKR & Co., Inc.	8,746	813,990
M&T Bank Corp.	5,671	818,836
Markel Group, Inc.*	562	819,621
Mastercard, Inc. Class A	1,809	816,221
NU Holdings Ltd. Class A (Brazil)*	77,870	845,668
Progressive Corp. (The)	3,879	807,802
Raymond James Financial, Inc.	6,584	803,248
Regions Financial Corp.	43,076	830,074
S&P Global, Inc.	1,982	824,175
T Rowe Price Group, Inc.	7,410	811,914
Tradeweb Markets, Inc. Class A	8,130	826,902
Travelers Cos., Inc. (The)	3,856	818,089
Visa, Inc. Class A	3,034	814,963
W R Berkley Corp.	9,903	762,234
Total Financials		23,677,175

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care - 7.8%
Cencora, Inc.	3,488	$833,806
Dexcom, Inc.*	6,282	800,264
Edwards Lifesciences Corp.*	9,501	804,450
ICON PLC*	2,773	826,021
Intuitive Surgical, Inc.*	2,239	829,818
Regeneron Pharmaceuticals, Inc.*	918	817,626
STERIS PLC	4,113	841,355
Veeva Systems, Inc. Class A*	4,151	824,223
Vertex Pharmaceuticals, Inc.*	2,066	811,545
West Pharmaceutical Services, Inc.	2,201	786,814
Total Health Care		8,175,922

Industrials - 14.2%
AMETEK, Inc.	4,645	811,296
Automatic Data Processing, Inc.	3,354	811,299
Caterpillar, Inc.	2,310	772,857
Cintas Corp.	1,242	817,658
Copart, Inc.*	15,501	841,859
Delta Air Lines, Inc.	16,854	843,880
Expeditors International of Washington, Inc.	7,242	806,107
Fastenal Co.	12,249	832,197
Old Dominion Freight Line, Inc.	3,905	709,578
PACCAR, Inc.	7,339	778,741
Parker-Hannifin Corp.	1,531	834,257
Quanta Services, Inc.	3,365	870,054
Rollins, Inc.	19,458	867,049
Trane Technologies PLC	2,838	900,611
Uber Technologies, Inc.*	11,977	793,716
United Rentals, Inc.	1,313	877,071
WW Grainger, Inc.	877	808,024
Xylem, Inc.	6,406	837,264
Total Industrials		14,813,518

Information Technology - 25.9%
Accenture PLC Class A	2,603	783,269
Adobe, Inc.*	1,770	819,209
Advanced Micro Devices, Inc.*	5,558	880,276
Amphenol Corp. Class A	7,386	892,007
Applied Materials, Inc.	4,361	866,313
Arista Networks, Inc.*	3,366	863,581
Autodesk, Inc.*	3,805	809,894
Broadcom, Inc.	675	877,682
Cadence Design Systems, Inc.*	2,899	799,051
Check Point Software Technologies Ltd. (Israel)*	5,203	777,432
Cognizant Technology Solutions Corp. Class A	12,114	795,648
Crowdstrike Holdings, Inc. Class A*	2,857	835,787
Datadog, Inc. Class A*	6,768	849,384
Gartner, Inc.*	1,865	769,480
Gen Digital, Inc.	40,322	812,085
Intuit, Inc.	1,355	847,715
KLA Corp.	1,304	898,834
Lam Research Corp.	952	851,478
Microsoft Corp.	2,061	802,409
Monolithic Power Systems, Inc.	1,376	920,998
NVIDIA Corp.	1,039	897,717
NXP Semiconductors NV (China)	3,778	967,886
Palantir Technologies, Inc. Class A*	39,399	865,596
Palo Alto Networks, Inc.*	2,933	853,180
QUALCOMM, Inc.	5,158	855,454
Salesforce, Inc.	3,017	811,392
ServiceNow, Inc.*	1,144	793,170
Shopify, Inc. Class A (Canada)*	11,711	822,112
Synopsys, Inc.*	1,603	850,536
TE Connectivity Ltd.	5,747	813,086
Tyler Technologies, Inc.*	2,008	926,793
Workday, Inc. Class A*	3,259	797,575
Total Information Technology		27,007,029

Materials - 3.0%
Celanese Corp.	5,332	819,048
Nucor Corp.	4,311	726,533
Steel Dynamics, Inc.	6,018	783,062
Vulcan Materials Co.	3,247	836,525
Total Materials		3,165,168

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)

Real Estate - 1.6%
CoStar Group, Inc.*	9,685	$886,468
Host Hotels & Resorts, Inc.	43,484	820,543
Total Real Estate		1,707,011

Total Common Stocks
(Cost $90,515,144)		103,171,038

TOTAL INVESTMENTS - 98.9%
(Cost $90,515,144)		103,171,038
Other Assets in Excess of Liabilities - 1.1%		1,159,721
Net Assets - 100.0%		$104,330,759

* Non-income producing security.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$103,171,038	$—	$—	$103,171,038
Total	$103,171,038	$—	$—	$103,171,038